Income Taxes - Schedule of deductible temporary differences and unused tax losses (Details) - CAD ($) $ in Thousands	Jul. 31, 2022	Jul. 31, 2021
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deductible temporary differences and unused tax losses for which no deferred tax assets have been recognized	$ 1,195,926	$ 489,747
Deductible temporary differences
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deductible temporary differences and unused tax losses for which no deferred tax assets have been recognized	26,952	11,556
Taxable temporary differences
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deductible temporary differences and unused tax losses for which no deferred tax assets have been recognized	0	26,444
Investments
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deductible temporary differences and unused tax losses for which no deferred tax assets have been recognized	288,958	17,030
Losses carried forward
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deductible temporary differences and unused tax losses for which no deferred tax assets have been recognized	594,890	278,115
Research and development expenditures
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deductible temporary differences and unused tax losses for which no deferred tax assets have been recognized	3,148	1,817
Fixed Assets, intangibles and other assets
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deductible temporary differences and unused tax losses for which no deferred tax assets have been recognized	243,665	114,384
Financing costs
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deductible temporary differences and unused tax losses for which no deferred tax assets have been recognized	$ 38,313	$ 40,401